Plant and equipment	12 Months Ended
Dec. 31, 2019
Plant and equipment
Plant and equipment

5.Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling
	equipment	software	Vehicles	Improvements	use assets	and molds	Total

Cost:
At December 31, 2017	290,843	73,654	390,050	101,200	—	914,060	1,769,807
Additions	203,644	59,749	—	283,141	—	3,635,888	4,182,422
Disposals	—	—	(2,001)	—	—	—	(2,001)
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327		3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399

Amortization:
At December 31, 2017	188,606	27,147	85,764	74,607	—	—	376,124
Charge for the year	42,192	38,542	129,487	40,117	—	—	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857

Net book value:
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$—	$4,549,948	$5,323,766
At December 31, 2019	$259,405	$141,081	$55,472	$276,993	$1,396,672	$7,860,919	$9,990,542

On September 29, 2017, the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥37 million ($6.9 million) as at December 31, 2019, which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At December 31, 2019, the Company has completed the prototype tooling and molds with actual cost of CNY ¥10.1 million ($1.9 million), as assessed by the Company, the prototype tooling and molds will be used for the mass production. The Company had paid 90% of prototype tooling and molds and 89% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis. No depreciation on the production tooling and molds is charged for year ended December 31,2019 since no units had been produced using the production tooling and molds.

On October 16, 2017, the CEO of the Company (“Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and has agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen.